Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		1 Months Ended
	Sep. 30, 2012 Successor	Sep. 30, 2011 Successor	Sep. 30, 2012 Successor	Sep. 30, 2011 Successor	Jan. 25, 2011 Predecessor
Net sales	$ 249,776	$ 254,245	$ 746,008	$ 672,896	$ 78,842
Cost of sales	190,847	191,044	567,006	526,476	60,296
Gross profit	58,929	63,201	179,002	146,420	18,546
Operating expenses
Selling and warehousing	(16,131)	(18,199)	(50,615)	(48,503)	(5,167)
General and administrative	(13,767)	(10,543)	(44,887)	(29,346)	(3,577)
Amortization of acquired intangible assets	(5,572)	(5,562)	(16,626)	(14,831)	(405)
Merger and acquisition costs		(234)		(11,265)	(5,170)
Restructuring costs, net (Note 3)	(697)	(233)	(4,464)	(1,019)
Stock-based compensation expense (Note 14)					(15,082)
Patent litigation costs (Note 11)		(229)		(365)	(500)
Antitrust litigation costs (Note 11)	(283)	(696)	(1,167)	(3,666)	(813)
Operating income (loss)	22,479	27,505	61,243	37,425	(12,168)
Other expense
Interest expense, net (Note 10)	(13,492)	(13,957)	(41,204)	(37,780)	(4,663)
Management fee expense					(139)
Loss on early extinguishment of debt (Note 10)					(24,153)
Debt commitment fees				(5,945)
Miscellaneous, net	(2,009)	(1,571)	(4,889)	(4,070)	(727)
Income (loss) before income taxes	6,978	11,977	15,150	(10,370)	(41,850)
Income tax (expense) benefit	(2,179)	(9,977)	(7,881)	(1,919)	13,952
Net income (loss)	4,799	2,000	7,269	(12,289)	(27,898)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	1,728	(5,631)	1,492	(2,906)	627
Pension and OPEB liability, net of tax of ($257), ($0), ($10,315), ($0) and ($71)	(185)		15,404		116
Total other comprehensive income (loss)	1,543	(5,631)	16,896	(2,906)	743
Comprehensive income (loss)	$ 6,342	$ (3,631)	$ 24,165	$ (15,195)	$ (27,155)